EMPLOYEE BENEFIT PLANS (Details 5) (Defined Benefit Pension Plan)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plan
Target Allocation for 2012
Cash and cash equivalents (as a percent)	2.00%
Equity securities (as a percent)	60.00%
Fixed income (as a percent)	38.00%
Total (as a percent)	100.00%
Allocation of plan assets
Cash and cash equivalents (as a percent)	1.00%	1.00%
Equity securities (as a percent)	61.00%	60.00%
Fixed income (as a percent)	38.00%	39.00%
Total (as a percent)	100.00%	100.00%